Disclosure of detailed information about options issued and outstanding (Details)	12 Months Ended
	Aug. 31, 2022 shares $ / shares	Aug. 31, 2021 shares $ / shares	Aug. 31, 2020 shares $ / shares	Aug. 31, 2019 shares $ / shares	Aug. 31, 2022 shares $ / shares	Aug. 31, 2021 shares $ / shares
IfrsStatementLineItems [Line Items]
Outstanding options	1,143,182	692,938	253,121	6,971	1,143,182	692,938
Weighted average exercise price | (per share)	$ 3.93	$ 11.64	$ 12.73	$ 166.20	$ 5.01	$ 14.86
Weighted average remaining contractual term	5 years 7 months 20 days	4 years 5 months 15 days	4 years 3 months 21 days	5 years 10 months 2 days
Option one [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Apr. 01, 2023	Dec. 10, 2021
Outstanding options	47,499	1,564			47,499	1,564
Weighted average exercise price | (per share)	$ 7.91	$ 71.84			$ 11.25	$ 93.30
Weighted average remaining contractual term	6 months 29 days	3 months 10 days
Option two [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Aug. 25, 2025	Jun. 30, 2022
Outstanding options	340	4,428			340	4,428
Weighted average exercise price | (per share)	$ 76.43	$ 118.15			$ 106.50	$ 153.45
Weighted average remaining contractual term	2 years 11 months 26 days	9 months 29 days
Option three [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Feb. 10, 2026	Apr. 01, 2023
Outstanding options	1,338	84,165			1,338	84,165
Weighted average exercise price | (per share)	$ 76.43	$ 7.91			$ 106.50	$ 11.25
Weighted average remaining contractual term	3 years 5 months 12 days	1 year 6 months 29 days
Option four [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	May 23, 2026	Oct. 31, 2023
Outstanding options	9	64,997			9	64,997
Weighted average exercise price | (per share)	$ 76.43	$ 7.91			$ 106.50	$ 11.25
Weighted average remaining contractual term	3 years 8 months 23 days	2 years 2 months 1 day
Option five [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Jun. 24, 2026	Jan. 29, 2025
Outstanding options	146,433	46			146,433	46
Weighted average exercise price | (per share)	$ 12.21	$ 76.43			$ 15.04	$ 106.50
Weighted average remaining contractual term	3 years 9 months 25 days	3 years 5 months 1 day
Option six [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Jul. 02, 2026	Aug. 25, 2025
Outstanding options	45,010	340			45,010	340
Weighted average exercise price | (per share)	$ 12.21	$ 76.43			$ 15.08	$ 106.50
Weighted average remaining contractual term	3 years 10 months 2 days	3 years 11 months 26 days
Option seven [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Aug. 20, 2026	Sep. 23, 2025
Outstanding options	10,000	11			10,000	11
Weighted average exercise price | (per share)	$ 6.05	$ 76.43			$ 7.78	$ 106.50
Weighted average remaining contractual term	3 years 11 months 19 days	4 years 25 days
Option eight [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Mar. 03, 2027	Feb. 10, 2026
Outstanding options	1,003	1,443			1,003	1,443
Weighted average exercise price | (per share)	$ 76.43	$ 76.43			$ 106.50	$ 106.50
Weighted average remaining contractual term	4 years 6 months 3 days	4 years 5 months 12 days
Option nine [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Nov. 03, 2027	May 19, 2026
Outstanding options	133	4			133	4
Weighted average exercise price | (per share)	$ 76.43	$ 76.43			$ 106.50	$ 106.50
Weighted average remaining contractual term	5 years 2 months 4 days	4 years 8 months 19 days
Option ten [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Nov. 07, 2029	May 23, 2026
Outstanding options	30,755	9			30,755	9
Weighted average exercise price | (per share)	$ 5.38	$ 76.43			$ 7.50	$ 106.50
Weighted average remaining contractual term	7 years 2 months 8 days	4 years 8 months 23 days
Option eleven [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Jun. 14, 2031	Jun. 24, 2026
Outstanding options	10,683	375,188			10,683	375,188
Weighted average exercise price | (per share)	$ 11.69	$ 12.21			$ 14.20	$ 15.04
Weighted average remaining contractual term	8 years 9 months 14 days	4 years 9 months 25 days
Option twelve [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Nov. 23, 2031	Jul. 01, 2026
Outstanding options	10,000	10,000			10,000	10,000
Weighted average exercise price | (per share)	$ 9.82	$ 12.00			$ 12.45	$ 14.87
Weighted average remaining contractual term	9 years 2 months 26 days	4 years 10 months 2 days
Option thirteen [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Jan. 31, 2027	Jul. 02, 2026
Outstanding options	15,000	57,762			15,000	57,762
Weighted average exercise price | (per share)	$ 3.07	$ 12.21			$ 3.90	$ 15.08
Weighted average remaining contractual term	4 years 5 months 1 day	4 years 10 months 2 days
Option fourteen [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Apr. 12, 2027	Aug. 20, 2026
Outstanding options	100,000	32,500			100,000	32,500
Weighted average exercise price | (per share)	$ 2.27	$ 6.05			$ 2.87	$ 7.78
Weighted average remaining contractual term	4 years 7 months 13 days	4 years 11 months 19 days
Option fifteen [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Aug. 10, 2027	Mar. 03, 2027
Outstanding options	100,000	1,256			100,000	1,256
Weighted average exercise price | (per share)	$ 1.15	$ 76.43			$ 1.47	$ 106.50
Weighted average remaining contractual term	4 years 11 months 12 days	5 years 6 months 3 days
Option sixteen [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	May 26, 2029	Jul. 31, 2027
Outstanding options	624,979	159			624,979	159
Weighted average exercise price | (per share)	$ 1.16	$ 76.43			$ 1.49	$ 106.50
Weighted average remaining contractual term	6 years 8 months 26 days	5 years 11 months 1 day
Option Seventeen [Member]
IfrsStatementLineItems [Line Items]
Options, expiry date		Nov. 03, 2027
Outstanding options		133				133
Weighted average exercise price | (per share)		$ 76.43				$ 106.50
Weighted average remaining contractual term		6 years 2 months 4 days
Option Eighteen [Member]
IfrsStatementLineItems [Line Items]
Options, expiry date		Nov. 07, 2029
Outstanding options		46,251				46,251
Weighted average exercise price | (per share)		$ 5.38				$ 7.50
Weighted average remaining contractual term		8 years 2 months 8 days
Option Ninteen [Member]
IfrsStatementLineItems [Line Items]
Options, expiry date		Apr. 20, 2030
Outstanding options		666				666
Weighted average exercise price | (per share)		$ 5.06				$ 7.05
Weighted average remaining contractual term		8 years 7 months 20 days
Option Twenty [Member]
IfrsStatementLineItems [Line Items]
Options, expiry date		Dec. 02, 2030
Outstanding options		1,333				1,333
Weighted average exercise price | (per share)		$ 7.38				$ 9.50
Weighted average remaining contractual term		9 years 3 months 3 days
Option Twenty One [Member]
IfrsStatementLineItems [Line Items]
Options, expiry date		Jun. 14, 2031
Outstanding options		10,683				10,683
Weighted average exercise price | (per share)		$ 11.69				$ 14.20
Weighted average remaining contractual term		9 years 9 months 14 days